General and Administrative - Summary of General and Administrative Expense (Details) - USD ($)	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Selling General And Administrative Expense [Abstract]
Management fees	$ 1,721,830	$ 915,000	$ 918,353
Legal fees	5,263,332	36,032
Professional fees	1,015,413	86,693	25,358
Consultancy fees	771,314	68,500	43,609
Staff cost	5,185,095	325,598
Travelling expenses	70,237	$ 4,567	$ 87,884
Depreciation of right-of-use assets	$ 115,931